REVENUE - Summary of Analysis of Revenue (Details) - USD ($) $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Disclosure of disaggregation of revenue from contracts with customers [line items]
Other revenue		$ 0.1	$ 0.0	$ 0.1	$ 0.1
License and other revenue - total	[1]	61.4	35.4	68.1	44.8
Collaboration revenue		326.1	219.7	624.5	405.3
Total revenue		387.5	255.1	692.6	450.1
Novartis
Disclosure of disaggregation of revenue from contracts with customers [line items]
License revenue		5.3	15.4	10.4	24.7
Janssen
Disclosure of disaggregation of revenue from contracts with customers [line items]
License revenue		56.0	0.0	56.0	0.0
Related Party Sublicense
Disclosure of disaggregation of revenue from contracts with customers [line items]
License revenue		$ 0.0	$ 20.0	$ 1.6	$ 20.0

[1]	*Certain prior year amounts included within other revenue have been combined into the license and other revenue line for comparative purposes.